RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Purchased food products from related parties	$ 28,997	$ 31,369
Related Party [Member]
Related Party Transaction [Line Items]
Purchased food products from related parties	29,190	42,692	$ 33,529
Account payable to related parties	14,647	52,025
Sales to related parties	56,625	151,477	118,966
Shareholder, ShenMi DaZhong and Limited Partners [Member]
Related Party Transaction [Line Items]
Sales commissions	$ 36,793	$ 27,932	$ 281,181